Fair value of financial instruments - Disclosure of assets and liabilities held at fair value disaggregated by product type (Details) - Level 3 - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about financial instruments [line items]
Total assets	£ 24,364	£ 19,378
Total liabilities	(6,834)	(6,243)
Corporate debt
Disclosure of detailed information about financial instruments [line items]
Total assets	2,611	1,867
Total liabilities	(374)	(359)
Reverse repurchase and repurchase agreements
Disclosure of detailed information about financial instruments [line items]
Total assets	539	209
Total liabilities	(1,379)	(517)
Loans
Disclosure of detailed information about financial instruments [line items]
Total assets	14,459	10,614
Private equity investments
Disclosure of detailed information about financial instruments [line items]
Total assets	1,170	1,375
Total liabilities	(17)	(10)
Interest rate derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	1,193	2,211
Total liabilities	(1,013)	(1,701)
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Total assets	481	977
Total liabilities	£ (1,219)	£ (2,041)